OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA
17.	OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA

We operate in one reportable segment, electrical distribution equipment based on aggregation criteria:
(1)  We manufacture and sell power control and distribution equipment, including cast resin transformers, substation, reactors, and switchgears.  While each type of product has a different function, all are used to control and to distribute electric power. (2) While the manufacturing techniques and equipment may vary among product types, we apply the similar production process, quality, and cost monitoring and control systems throughout our manufacturing facilities. (3) Our customer base is not differentiated by the type of products.   Our customers base comprise of resellers or end users of power control and distribution equipment, including OEMs, utilities, municipal governments, industrial companies, and commercial and residential developers.  Customers often procure one or more types of products we offer depending on their requirements. (4) Presently, we use the same sales team and similar distribution channels for all of our products, because the customer base for our products are the same.

Thus, we report one operating segment based on aggregation criteria. We sell our products in the People’s Republic of China, the United States, and Europe.

Geographic area data

	Year ended December 31,
	2011	2011	2010	2009
	US$	RMB	RMB	RMB
	(In thousands)
Revenues from external customers:
United States	19,379	125,221	48,183	67,679
Europe	6,928	44,768	28,607	94,241
PRC	192,562	1,244,300	890,284	922,383
	218,869	1,414,289	967,074	1,084,303
Property, Plant, and Equipment by area:
United States	2,527	15,920	17,342	17,303
PRC	34,575	217,857	195,497	165,090
	37,102	233,777	212,839	182,393
Net Assets
United States	51,284	323,136	348,534	295,640
PRC	129,609	816,653	654,760	632,414
	180,893	1,139,789	1,003,294	928,054